Additional Information to the Statements of Operations	12 Months Ended
Dec. 31, 2020
Additional Information To Statements Of Operations [Abstract]
ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS
NOTE 15:-	ADDITIONAL INFORMATION TO THE STATEMENTS OF OPERATIONS

Geographic information:

Revenues reported in the consolidated financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2020	2019	2018

Israel	$281,174	$272,668	$228,966
United states	264,739	139,016	141,542
Spain	106,376	-	-
Germany	55,131	9,876	6,342
Holland	9,676	11,113	2,341
Austria	4,775	2,170	4,115
Other	39,448	43,677	77,433

	$761,319	$478,520	$460,739